LOAN AND CREDIT LINE (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Debt Instrument [Line Items]
Principal amount	$ 35,000
Libor spread	3.15%
Libor update period	3 months
Accrued interest	76
Maximum borrowing capacity under the credit agreement	113,700
Credit agreement, expiration date	Mar. 14, 2016
Credit agreement, outstanding amount	91,600
Bank guarantees, amount outstanding	29,997
Bank Guarantees [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	40,200
Credit Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	73,500
Credit agreement, outstanding amount	$ 61,600
Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Libor spread	3.50%
Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Libor spread	2.90%